SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of supplementary cash flow information [abstract]
Disclosure of supplements cash flow information [Table Text Block]
	For the year ended December 31,
	2021	2020
Change in non-cash working capital items
Accounts receivable	(2,915)	7,409
Inventories	(16,713)	(11,292)
Prepaids	(1,921)	(1,584)
Accounts payable and accrued liabilities[1]	(12,984)	2,967
Advance payment on product sales	5,297	-
Interest payable	65	(7)
Income tax payable	(2,800)	(820)
	(31,971)	(3,327)
Non-cash investing and financing activities
Assets acquired under capital lease	1,644	4,267
Right-of-use assets	4,398	3,864

[1]Excludes accounts payable and accrued liability changes on capital expenditures.